Business Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Schedule of Activity Related to Business Restructuring and Facility Rationalization

During 2012 activity related to our business restructuring and facility rationalization activities primarily related to the cost optimization initiatives in conjunction with the acquisition of Actavis Group and additional steps to improve our operating cost structure and achieve operating excellence and efficiencies through our Global Supply Chain Initiative (“GCSI”). Restructuring activities involved facilities and operations in Corona, California; Morristown, New Jersey; and Zug, Switzerland for the year ended December 31, 2012 as follows (in millions):

	Balance at December 31, 2011	Assumed Liability Actavis Group	Charged to Expense	Cash Payments	Non-cash Adjustments	Balance at December 31, 2012
Cost of sales
Severance and retention	$7.9	$1.0	$7.9	$(0.6)	$(1.3)	$14.9
Product transfer costs	0.3	—	4.7	(4.5)	—	0.5
Facility decommission costs	1.2	6.2	0.8	(0.7)	(0.2)	7.3
Accelerated depreciation	—	—	0.3	—	(0.3)	—

	9.4	7.2	13.7	(5.8)	(1.8)	22.7

Operating expenses
Research and development	3.8	1.4	1.1	(2.9)	—	3.4
Accelerated—R & D	—	—	0.2	—	(0.2)	—
Selling, general and administrative	0.9	12.0	32.3	(6.5)	0.3	39.0

	$4.7	$13.4	$33.6	$(9.4)	$0.1	$42.4

Total	$14.1	$20.6	$47.3	$(15.2)	$(1.7)	$65.1

Activity related to our business restructuring and facility rationalization activities primarily consisted of restructuring activities involving facilities at Carmel, New York, Mississauga, Canada and Melbourne, Australia for the year ended December 31, 2011 as follows (in millions):

	Accrual Balance at December 31, 2010	Charged to Expense	Cash Payments	Non-cash Adjustments	Accrual Balance at December 31, 2011
Cost of sales
Severance and retention	$12.9	$1.1	$(6.1)	$—	$7.9
Product transfer costs	1.4	3.2	(4.3)	—	0.3
Facility decommission costs	1.6	1.1	(1.5)	—	1.2
Accelerated depreciation	—	3.8	—	(3.8)	—

	15.9	9.2	(11.9)	(3.8)	9.4

Operating expenses
R&D	3.1	3.9	(3.2)	—	3.8
Accelerated depreciation — R&D	—	1.0	—	(1.0)	—
Selling, general and administrative	1.0	1.7	(1.8)	—	0.9
Accelerated depreciation — S,G&A	—	0.3	—	(0.3)	—

	4.1	6.9	(5.0)	(1.3)	4.7

Total	$20.0	$16.1	$(16.9)	$(5.1)	$14.1